Schedule of Other Income (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Income
Gain on forgiveness of payables	[1]		$ 670,782
Other income		108,410	37,129	48,273
Total other income		108,410	$ 707,911	$ 48,273
Forgiveness of legal fees		383,425
Printer fees		126,482
Consultant fees		$ 160,875

[1]	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.